Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ U.S. Bond Index Fund

November 30, 2019

ZUB-QTLY-0120
1.9881609.102

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
3.4% 5/15/25	$424,000	$442,693
3.6% 7/15/25	219,000	230,649
4.65% 6/1/44	110,000	120,227
4.85% 3/1/39	66,000	75,133
4.9% 8/15/37	480,000	548,534
5.15% 2/15/50	210,000	250,334
5.25% 3/1/37	150,000	178,440
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	300,000	325,428
5.462% 2/16/21	100,000	104,041
Verizon Communications, Inc.:
4.016% 12/3/29	150,000	167,268
4.125% 3/16/27	60,000	66,686
5.012% 8/21/54	214,000	280,355
5.5% 3/16/47	342,000	464,859
		3,254,647
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	40,000	38,852
2.75% 9/1/49	60,000	57,752
3.7% 10/15/25	434,000	469,219
		565,823
Media - 0.9%
CBS Corp. 4% 1/15/26	176,000	188,518
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.125% 7/1/49	200,000	216,447
5.75% 4/1/48	150,000	173,694
Comcast Corp.:
1.625% 1/15/22	1,030,000	1,024,315
2.65% 2/1/30	100,000	100,428
3.45% 2/1/50	100,000	102,609
3.7% 4/15/24	100,000	106,349
4.15% 10/15/28	150,000	169,102
4.7% 10/15/48	174,000	216,051
4.95% 10/15/58	100,000	130,613
6.95% 8/15/37	207,000	308,657
Discovery Communications LLC:
3.25% 4/1/23	176,000	180,483
5% 9/20/37	110,000	122,306
Fox Corp.:
4.709% 1/25/29 (a)	70,000	79,442
5.476% 1/25/39 (a)	164,000	201,757
5.576% 1/25/49 (a)	56,000	71,362
TWDC Enterprises 18 Corp. 4.125% 6/1/44	192,000	229,633
		3,621,766
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	212,149
Rogers Communications, Inc. 2.9% 11/15/26	90,000	91,937
Vodafone Group PLC:
3.75% 1/16/24	300,000	316,333
4.375% 5/30/28	250,000	277,794
5.125% 6/19/59	140,000	162,930
		1,061,143

TOTAL COMMUNICATION SERVICES		8,503,379

CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.3%
American Honda Finance Corp.:
2.15% 9/10/24	120,000	119,724
3.55% 1/12/24	428,000	451,375
Ford Motor Co. 5.291% 12/8/46	112,000	104,979
General Motors Co.:
4.2% 10/1/27	90,000	91,994
6.75% 4/1/46	255,000	296,696
General Motors Financial Co., Inc.:
3.25% 1/5/23	70,000	71,138
4.375% 9/25/21	214,000	221,365
		1,357,271
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	255,247
4.3% 2/21/48	30,000	33,390
Northwestern University 3.868% 12/1/48	120,000	139,370
		428,007
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
3.625% 9/1/49	30,000	30,588
4.45% 3/1/47	153,000	177,360
Starbucks Corp. 4% 11/15/28	350,000	390,329
		598,277
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.8% 8/22/24	117,000	121,007
3.875% 8/22/37	150,000	170,871
4.05% 8/22/47	228,000	272,459
		564,337
Multiline Retail - 0.3%
Dollar Tree, Inc.:
3.7% 5/15/23	210,000	218,195
4% 5/15/25	478,000	504,388
Nordstrom, Inc. 4% 3/15/27	110,000	113,061
Target Corp. 3.9% 11/15/47	160,000	185,284
		1,020,928
Specialty Retail - 0.5%
Lowe's Companies, Inc.:
3.65% 4/5/29	210,000	225,077
4.05% 5/3/47	132,000	141,851
The Home Depot, Inc.:
2% 4/1/21	1,202,000	1,204,273
4.25% 4/1/46	150,000	177,929
4.5% 12/6/48	100,000	124,905
		1,874,035

TOTAL CONSUMER DISCRETIONARY		5,842,855

CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26	316,000	337,818
Anheuser-Busch InBev Worldwide, Inc.:
4.15% 1/23/25	100,000	108,876
4.6% 4/15/48	377,000	437,416
5.55% 1/23/49	30,000	39,789
5.8% 1/23/59 (Reg. S)	260,000	365,946
Constellation Brands, Inc. 3.6% 2/15/28	132,000	140,154
Dr. Pepper Snapple Group, Inc. 4.417% 5/25/25	150,000	163,682
Molson Coors Brewing Co. 3% 7/15/26	254,000	255,389
PepsiCo, Inc.:
2.25% 5/2/22	632,000	638,188
3% 10/15/27	100,000	106,235
		2,593,493
Food & Staples Retailing - 0.2%
Kroger Co. 5.4% 1/15/49	70,000	85,301
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	195,000	198,273
Walmart, Inc.:
3.4% 6/26/23	100,000	104,980
3.7% 6/26/28	140,000	154,790
5.625% 4/15/41	169,000	242,833
		786,177
Food Products - 0.3%
Campbell Soup Co. 4.15% 3/15/28	260,000	281,696
Conagra Brands, Inc.:
4.85% 11/1/28	280,000	318,004
5.3% 11/1/38	31,000	36,107
General Mills, Inc.:
4.2% 4/17/28	200,000	223,020
4.55% 4/17/38	110,000	127,919
H.J. Heinz Co.:
3% 6/1/26	100,000	99,635
4.375% 6/1/46	110,000	107,131
4.625% 1/30/29	50,000	54,757
Tyson Foods, Inc. 4% 3/1/26	160,000	173,112
		1,421,381
Tobacco - 0.6%
Altria Group, Inc.:
3.875% 9/16/46	204,000	193,710
4.8% 2/14/29	30,000	33,167
5.8% 2/14/39	100,000	117,526
5.95% 2/14/49	110,000	132,524
BAT Capital Corp.:
3.222% 8/15/24	200,000	203,612
3.557% 8/15/27	450,000	458,367
4.39% 8/15/37	80,000	79,293
4.54% 8/15/47	128,000	124,910
Philip Morris International, Inc. 2.125% 5/10/23	820,000	819,921
Reynolds American, Inc. 4.45% 6/12/25	140,000	149,910
		2,312,940

TOTAL CONSUMER STAPLES		7,113,991

ENERGY - 3.2%
Energy Equipment & Services - 0.1%
Baker Hughes A Ge Co. LLC / Co.- 4.08% 12/15/47	290,000	295,525
Oil, Gas & Consumable Fuels - 3.1%
Apache Corp. 4.375% 10/15/28	360,000	364,962
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	109,882
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	160,956
4.95% 6/1/47	40,000	47,300
Cenovus Energy, Inc. 5.4% 6/15/47	286,000	325,764
Chevron Corp. 2.954% 5/16/26	231,000	242,913
ConocoPhillips Co. 4.95% 3/15/26	366,000	422,019
Devon Energy Corp. 5% 6/15/45	65,000	75,935
Ecopetrol SA:
5.875% 9/18/23	500,000	551,750
7.375% 9/18/43	60,000	79,594
Enbridge, Inc. 3.5% 6/10/24	164,000	170,571
Energy Transfer Partners LP:
4.95% 6/15/28	147,000	158,156
5.3% 4/15/47	50,000	51,939
Enterprise Products Operating LP:
2.85% 4/15/21	831,000	839,494
3.95% 2/15/27	214,000	230,414
4.25% 2/15/48	150,000	160,433
4.8% 2/1/49	56,000	64,876
Equinor ASA:
2.9% 11/8/20	250,000	252,344
3.625% 9/10/28	130,000	143,191
Exxon Mobil Corp. 2.222% 3/1/21	794,000	797,980
Kinder Morgan, Inc.:
3.15% 1/15/23	110,000	112,351
5.05% 2/15/46	50,000	55,408
5.2% 3/1/48	264,000	304,418
Magellan Midstream Partners LP:
3.95% 3/1/50	35,000	35,281
5% 3/1/26	147,000	165,719
Marathon Petroleum Corp.:
4.5% 4/1/48	280,000	295,451
4.75% 12/15/23	35,000	37,900
MPLX LP:
4.125% 3/1/27	60,000	62,277
4.5% 4/15/38	150,000	149,695
4.7% 4/15/48	226,000	224,735
Noble Energy, Inc.:
4.95% 8/15/47	100,000	106,596
5.05% 11/15/44	70,000	74,498
Occidental Petroleum Corp.:
2.9% 8/15/24	240,000	241,129
3.2% 8/15/26	37,000	37,217
3.5% 8/15/29	117,000	118,147
4.2% 3/15/48	50,000	48,577
4.3% 8/15/39	17,000	17,200
4.4% 8/15/49	17,000	17,263
4.5% 7/15/44	230,000	229,486
6.6% 3/15/46	50,000	64,163
ONEOK, Inc.:
4% 7/13/27	80,000	84,316
4.45% 9/1/49	50,000	49,812
5.2% 7/15/48	22,000	24,151
Petroleos Mexicanos:
5.35% 2/12/28	100,000	96,850
6.35% 2/12/48	340,000	320,801
6.5% 1/23/29	160,000	164,489
7.69% 1/23/50 (a)	168,000	180,096
Phillips 66 Co. 3.9% 3/15/28	380,000	412,205
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	168,000	168,648
Shell International Finance BV:
1.75% 9/12/21	1,227,000	1,224,424
2.375% 11/7/29	100,000	98,948
3.125% 11/7/49	100,000	99,975
3.75% 9/12/46	106,000	117,412
Spectra Energy Partners LP 4.75% 3/15/24	151,000	164,062
Suncor Energy, Inc. 4% 11/15/47	114,000	122,430
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	80,000	84,241
Total Capital International SA 3.75% 4/10/24	165,000	176,283
TransCanada PipeLines Ltd. 4.875% 5/15/48	80,000	93,549
Valero Energy Corp. 4.35% 6/1/28	70,000	76,573
Williams Partners LP:
3.35% 8/15/22	190,000	194,687
3.75% 6/15/27	460,000	470,953
		12,072,889

TOTAL ENERGY		12,368,414

FINANCIALS - 7.8%
Banks - 4.2%
Bank of America Corp.:
2.625% 4/19/21	1,404,000	1,416,730
3.093% 10/1/25 (b)	400,000	412,220
3.194% 7/23/30 (b)	100,000	103,283
3.419% 12/20/28 (b)	445,000	466,556
3.974% 2/7/30 (b)	65,000	71,053
4.271% 7/23/29 (b)	360,000	400,602
4.33% 3/15/50 (b)	200,000	240,729
Bank of Montreal 3.3% 2/5/24	580,000	603,086
Barclays PLC:
3.932% 5/7/25 (b)	200,000	208,548
4.375% 1/12/26	210,000	225,201
4.95% 1/10/47	200,000	230,037
BB&T Corp. 2.75% 4/1/22	140,000	142,233
Citigroup, Inc.:
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(c)	200,000	210,775
3.142% 1/24/23 (b)	90,000	91,642
3.2% 10/21/26	80,000	83,012
3.98% 3/20/30 (b)	150,000	163,454
4.65% 7/23/48	75,000	93,115
4.75% 5/18/46	208,000	248,554
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	500,000	522,588
Fifth Third Bancorp 3.95% 3/14/28	50,000	55,025
HSBC Holdings PLC:
2.65% 1/5/22	489,000	493,302
4.292% 9/12/26 (b)	200,000	214,985
4.375% 11/23/26	400,000	430,364
Japan Bank International Cooperation:
2.375% 11/16/22	400,000	404,808
2.5% 5/23/24	200,000	204,442
JPMorgan Chase & Co.:
2.7% 5/18/23	470,000	478,306
2.95% 10/1/26	190,000	196,018
3.22% 3/1/25 (b)	340,000	351,694
3.559% 4/23/24 (b)	670,000	698,191
4.452% 12/5/29 (b)	170,000	192,592
5.6% 7/15/41	325,000	441,883
Lloyds Bank PLC 3% 1/11/22	800,000	810,987
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	200,000	203,547
3.195% 7/18/29	400,000	414,761
3.961% 3/2/28	100,000	109,632
Mizuho Financial Group, Inc. 2.839% 7/16/25 (b)	200,000	202,474
National Australia Bank Ltd. 2.875% 4/12/23	250,000	255,599
Oesterreichische Kontrollbank 1.875% 1/20/21	250,000	250,294
PNC Financial Services Group, Inc. 2.2% 11/1/24	250,000	249,354
Rabobank Nederland 3.75% 7/21/26	250,000	261,044
Rabobank Nederland New York Branch 2.75% 1/10/23	250,000	254,287
Regions Financial Corp. 2.75% 8/14/22	101,000	102,567
Royal Bank of Canada 4.65% 1/27/26	210,000	233,297
Royal Bank of Scotland Group PLC 3.754% 11/1/29 (b)	400,000	403,557
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	60,000	61,488
Sumitomo Mitsui Financial Group, Inc.:
3.102% 1/17/23	288,000	295,165
3.936% 10/16/23	120,000	127,184
Wells Fargo & Co.:
2.406% 10/30/25 (b)	550,000	548,900
3% 10/23/26	100,000	102,808
3.75% 1/24/24	40,000	42,263
4.75% 12/7/46	388,000	474,059
Westpac Banking Corp.:
2.75% 1/11/23	306,000	311,549
3.65% 5/15/23	160,000	167,452
4.11% 7/24/34 (b)	270,000	279,871
		16,257,167
Capital Markets - 1.2%
Bank of New York Mellon Corp. 3.5% 4/28/23	230,000	241,000
BlackRock, Inc. 4.25% 5/24/21	152,000	157,361
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	100,485
4.1% 1/13/26	154,000	154,564
Goldman Sachs Group, Inc.:
3.85% 1/26/27	960,000	1,022,255
5.15% 5/22/45	330,000	405,899
5.25% 7/27/21	393,000	413,005
Intercontinental Exchange, Inc. 3.75% 9/21/28	100,000	109,444
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (b)(c)	250,000	291,154
3.125% 1/23/23	795,000	816,374
3.625% 1/20/27	160,000	170,551
4.375% 1/22/47	224,000	272,747
5.75% 1/25/21	369,000	384,400
		4,539,239
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	151,189
3.3% 1/23/23	401,000	410,565
4.45% 10/1/25	150,000	161,440
4.5% 5/15/21	163,000	168,360
American Express Co.:
2.5% 8/1/22	150,000	151,616
3.4% 2/27/23	50,000	51,933
Capital One Financial Corp.:
3.2% 1/30/23	80,000	82,256
3.8% 1/31/28	438,000	464,646
Discover Financial Services 4.5% 1/30/26	208,000	227,163
Ford Motor Credit Co. LLC:
4.14% 2/15/23	200,000	204,104
5.875% 8/2/21	221,000	231,384
GE Capital International Funding Co. 4.418% 11/15/35	400,000	430,557
John Deere Capital Corp.:
2.8% 3/6/23	270,000	277,694
2.8% 9/8/27	290,000	299,421
Synchrony Financial:
3.95% 12/1/27	380,000	396,781
4.375% 3/19/24	100,000	105,960
5.15% 3/19/29	109,000	122,741
Toyota Motor Credit Corp.:
2.15% 9/8/22	100,000	100,724
2.7% 1/11/23	50,000	51,138
		4,089,672
Diversified Financial Services - 0.8%
Berkshire Hathaway Finance Corp. 4.2% 8/15/48	130,000	153,336
Berkshire Hathaway, Inc. 3.125% 3/15/26	92,000	96,929
BP Capital Markets America, Inc. 2.52% 9/19/22	620,000	629,336
Brixmor Operating Partnership LP 4.125% 5/15/29	44,000	47,479
DH Europe Finance II SARL:
2.2% 11/15/24	110,000	109,794
2.6% 11/15/29	110,000	110,463
3.4% 11/15/49	80,000	82,371
Export Development Canada 2.625% 2/21/24	500,000	518,240
KfW:
2.375% 12/29/22	815,000	832,267
2.5% 11/20/24	280,000	290,642
Landwirtschaftliche Rentenbank 3.125% 11/14/23	170,000	179,281
		3,050,138
Insurance - 0.6%
ACE INA Holdings, Inc. 4.35% 11/3/45	74,000	91,038
American International Group, Inc.:
3.3% 3/1/21	320,000	324,704
4.5% 7/16/44	115,000	131,318
4.7% 7/10/35	200,000	231,819
4.75% 4/1/48	40,000	47,820
5.75% 4/1/48 (b)	190,000	208,513
Aon PLC 4.75% 5/15/45	140,000	166,431
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	250,000	250,928
4.4% 3/15/48	30,000	34,473
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	40,000	45,808
4.9% 3/15/49	120,000	152,150
MetLife, Inc. 4.6% 5/13/46	90,000	109,831
Prudential Financial, Inc.:
3.878% 3/27/28	70,000	77,420
4.418% 3/27/48	100,000	116,279
5.7% 9/15/48 (b)	74,000	84,683
The Travelers Companies, Inc. 4.05% 3/7/48	74,000	85,787
		2,159,002

TOTAL FINANCIALS		30,095,218

HEALTH CARE - 2.7%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24 (a)	120,000	120,635
2.95% 11/21/26 (a)	100,000	100,939
3.2% 11/21/29 (a)	200,000	202,931
4.05% 11/21/39 (a)	100,000	104,244
4.25% 11/14/28	92,000	101,380
4.25% 11/21/49 (a)	150,000	157,633
4.3% 5/14/36	25,000	27,150
4.45% 5/14/46	150,000	161,287
Amgen, Inc.:
3.2% 11/2/27	70,000	73,524
4.663% 6/15/51	100,000	118,201
Gilead Sciences, Inc.:
4.15% 3/1/47	112,000	125,176
4.75% 3/1/46	50,000	60,352
		1,353,452
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 4.669% 6/6/47	290,000	349,141
Boston Scientific Corp.:
4% 3/1/29	100,000	111,343
4.7% 3/1/49	100,000	122,547
Medtronic Global Holdings SCA 3.35% 4/1/27	100,000	106,989
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	175,000	183,773
		873,793
Health Care Providers & Services - 1.0%
Aetna, Inc. 3.875% 8/15/47	180,000	181,474
Allina Health System, Inc. 3.887% 4/15/49	40,000	44,274
Anthem, Inc.:
3.125% 5/15/22	140,000	143,263
4.101% 3/1/28	130,000	141,503
4.55% 3/1/48	80,000	90,321
Cardinal Health, Inc.:
3.41% 6/15/27	160,000	164,022
4.368% 6/15/47	30,000	29,919
Cigna Corp.:
3.05% 11/30/22 (a)	110,000	112,025
3.75% 7/15/23	100,000	104,544
4.125% 11/15/25	99,000	106,823
4.375% 10/15/28	100,000	110,930
4.8% 8/15/38	80,000	92,560
4.8% 7/15/46 (a)	230,000	264,276
4.9% 12/15/48	80,000	94,765
CVS Health Corp.:
2.875% 6/1/26	60,000	60,725
3% 8/15/26	38,000	38,887
3.25% 8/15/29	250,000	253,901
3.7% 3/9/23	50,000	52,066
4.78% 3/25/38	412,000	467,983
5.05% 3/25/48	120,000	141,976
Humana, Inc. 3.125% 8/15/29	100,000	101,526
Kaiser Foundation Hospitals:
3.266% 11/1/49	110,000	111,046
4.15% 5/1/47	60,000	69,922
UnitedHealth Group, Inc.:
2.375% 8/15/24	100,000	100,941
3.7% 8/15/49	90,000	96,604
3.85% 6/15/28	130,000	143,098
4.45% 12/15/48	68,000	81,517
4.75% 7/15/45	182,000	225,668
		3,626,559
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	300,000	296,788
4.15% 2/1/24	173,000	185,699
		482,487
Pharmaceuticals - 1.0%
Actavis Funding SCS:
4.55% 3/15/35	50,000	54,461
4.75% 3/15/45	100,000	109,922
AstraZeneca PLC 3.125% 6/12/27	140,000	146,211
Bayer U.S. Finance II LLC 2.85% 4/15/25 (a)	177,000	172,343
Bristol-Myers Squibb Co.:
3.2% 6/15/26 (a)	100,000	105,101
3.4% 7/26/29 (a)	100,000	107,307
3.875% 8/15/25 (a)	80,000	86,360
4.125% 6/15/39 (a)	100,000	115,531
4.25% 10/26/49 (a)	100,000	118,763
4.55% 2/20/48 (a)	204,000	250,139
GlaxoSmithKline Capital PLC 3% 6/1/24	200,000	207,216
GlaxoSmithKline Capital, Inc. 3.375% 5/15/23	240,000	250,750
Johnson & Johnson 3.4% 1/15/38	238,000	256,801
Merck & Co., Inc. 3.7% 2/10/45	212,000	238,443
Mylan NV 5.2% 4/15/48	74,000	80,392
Novartis Capital Corp. 2.4% 5/17/22	670,000	679,205
Pfizer, Inc.:
3.2% 9/15/23	80,000	83,379
3.45% 3/15/29	100,000	108,325
3.9% 3/15/39	70,000	79,758
4% 12/15/36	190,000	220,465
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	459,171
Zoetis, Inc. 3% 9/12/27	50,000	51,381
		3,981,424

TOTAL HEALTH CARE		10,317,715

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.6%
General Dynamics Corp. 3.75% 5/15/28	100,000	111,162
Lockheed Martin Corp. 4.09% 9/15/52	79,000	92,946
Northrop Grumman Corp.:
3.25% 1/15/28	100,000	104,287
4.03% 10/15/47	178,000	199,712
Rockwell Collins, Inc. 4.35% 4/15/47	100,000	118,719
The Boeing Co.:
2.8% 3/1/23	270,000	275,524
3.2% 3/1/29	320,000	336,357
3.75% 2/1/50	70,000	75,644
United Technologies Corp.:
3.65% 8/16/23	400,000	421,653
3.75% 11/1/46	100,000	109,970
3.95% 8/16/25	80,000	86,969
4.125% 11/16/28	220,000	247,530
		2,180,473
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	80,000	78,351
4.95% 10/17/48	80,000	88,614
United Parcel Service, Inc. 6.2% 1/15/38	134,000	188,721
		355,686
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 3.95% 5/15/28	200,000	221,180
Waste Management, Inc.:
2.4% 5/15/23	250,000	252,330
3.15% 11/15/27	50,000	52,471
		525,981
Industrial Conglomerates - 0.2%
3M Co.:
2.375% 8/26/29	130,000	128,415
3.25% 8/26/49	100,000	99,092
General Electric Co. 4.5% 3/11/44	200,000	221,593
Honeywell International, Inc. 2.3% 8/15/24	190,000	192,287
		641,387
Machinery - 0.2%
Caterpillar Financial Services Corp. 2.55% 11/29/22	518,000	527,188
Deere & Co. 2.875% 9/7/49	30,000	28,971
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	180,000	192,258
Parker Hannifin Corp. 4% 6/14/49	110,000	117,999
		866,416
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.05% 6/15/48	182,000	208,140
4.15% 12/15/48	100,000	116,121
CSX Corp.:
3.8% 3/1/28	50,000	54,519
4.3% 3/1/48	210,000	242,785
4.75% 11/15/48	160,000	196,672
Norfolk Southern Corp. 3.95% 10/1/42	185,000	201,670
Union Pacific Corp.:
3.7% 3/1/29	170,000	185,427
4% 4/15/47	90,000	99,306
		1,304,640
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.375% 6/1/21	166,000	168,635
3.625% 12/1/27	140,000	144,916
4.625% 10/1/28	350,000	387,156
		700,707

TOTAL INDUSTRIALS		6,575,290

INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.85% 9/20/21	940,000	939,972
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	211,000	217,263
4.9% 10/1/26 (a)	450,000	489,371
5.45% 6/15/23 (a)	230,000	249,256
8.1% 7/15/36 (a)	70,000	90,507
8.35% 7/15/46 (a)	62,000	83,188
		1,129,585
IT Services - 0.4%
Fiserv, Inc.:
3.5% 7/1/29	180,000	189,092
4.4% 7/1/49	100,000	111,413
IBM Corp.:
3% 5/15/24	100,000	103,437
4.7% 2/19/46	204,000	246,812
The Western Union Co. 2.85% 1/10/25	100,000	99,808
Visa, Inc.:
2.15% 9/15/22	480,000	484,562
3.15% 12/14/25	160,000	169,592
		1,404,716
Semiconductors & Semiconductor Equipment - 0.3%
Applied Materials, Inc. 4.35% 4/1/47	90,000	109,534
Broadcom Corp./Broadcom Cayman LP:
2.65% 1/15/23	70,000	70,094
3% 1/15/22	167,000	168,900
Intel Corp.:
2.45% 11/15/29	70,000	70,091
3.25% 11/15/49	70,000	71,091
3.734% 12/8/47	110,000	120,855
Qualcomm, Inc. 2.6% 1/30/23	430,000	436,586
		1,047,151
Software - 0.8%
Microsoft Corp.:
2.4% 2/6/22	1,792,000	1,816,702
2.4% 8/8/26	520,000	529,202
4.25% 2/6/47	280,000	347,159
Oracle Corp. 4% 11/15/47	388,000	434,501
		3,127,564
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
2.1% 9/12/22	100,000	100,712
2.4% 1/13/23	1,242,000	1,260,288
3% 2/9/24	650,000	675,306
3.75% 11/13/47	90,000	100,574
4.5% 2/23/36	110,000	134,491
Xerox Corp. 4.5% 5/15/21	160,000	164,000
		2,435,371

TOTAL INFORMATION TECHNOLOGY		10,084,359

MATERIALS - 0.5%
Chemicals - 0.5%
DowDuPont, Inc.:
4.205% 11/15/23	100,000	106,864
4.725% 11/15/28	100,000	113,285
5.319% 11/15/38	140,000	168,414
Eastman Chemical Co. 4.5% 12/1/28	226,000	250,700
LYB International Finance BV 4% 7/15/23	153,000	161,748
LYB International Finance II BV 3.5% 3/2/27	290,000	302,014
Nutrien Ltd.:
4.2% 4/1/29	32,000	35,080
5% 4/1/49	56,000	65,622
Sherwin-Williams Co.:
2.75% 6/1/22	32,000	32,507
3.125% 6/1/24	160,000	165,435
4.5% 6/1/47	100,000	114,216
The Dow Chemical Co.:
3.15% 5/15/24	100,000	102,839
3.625% 5/15/26	150,000	156,682
5.55% 11/30/48	80,000	98,785
The Mosaic Co. 4.05% 11/15/27	40,000	41,692
		1,915,883
Metals & Mining - 0.0%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	151,000	196,432

TOTAL MATERIALS		2,112,315

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc. 4.85% 4/15/49	140,000	173,281
American Tower Corp.:
3.6% 1/15/28	70,000	73,471
3.8% 8/15/29	100,000	106,639
Boston Properties, Inc. 4.125% 5/15/21	165,000	169,052
Corporate Office Properties LP 3.6% 5/15/23	80,000	81,791
ERP Operating LP 3.5% 3/1/28	160,000	170,872
HCP, Inc. 3% 1/15/30	320,000	319,705
Kimco Realty Corp. 2.8% 10/1/26	216,000	216,964
Simon Property Group LP:
3.375% 12/1/27	150,000	159,427
4.25% 11/30/46	116,000	134,105
Ventas Realty LP:
3.125% 6/15/23	163,000	167,259
4% 3/1/28	184,000	198,219
4.875% 4/15/49	160,000	189,576
Welltower, Inc. 4.25% 4/15/28	174,000	191,186
		2,351,547
UTILITIES - 1.7%
Electric Utilities - 1.2%
American Electric Power Co., Inc. 4.3% 12/1/28	194,000	217,225
Commonwealth Edison Co. 4% 3/1/48	208,000	237,269
Duke Energy Carolinas LLC 4% 9/30/42	179,000	201,519
Duke Energy Corp. 3.15% 8/15/27	352,000	365,581
Duke Energy Ohio, Inc.:
3.65% 2/1/29	210,000	229,988
4.3% 2/1/49	65,000	76,748
Exelon Corp.:
3.95% 6/15/25	163,000	175,118
5.1% 6/15/45	160,000	195,290
FirstEnergy Corp. 4.85% 7/15/47	150,000	178,030
Florida Power & Light Co. 4.05% 10/1/44	170,000	196,721
MidAmerican Energy Co.:
3.95% 8/1/47	100,000	114,939
4.25% 7/15/49	100,000	121,402
Mississippi Power Co. 3.95% 3/30/28	120,000	130,424
Oncor Electric Delivery Co. LLC 3.1% 9/15/49	100,000	99,920
PPL Capital Funding, Inc. 4% 9/15/47	90,000	93,575
PPL Electric Utilities Corp. 3% 10/1/49	70,000	66,844
Public Service Co. of Colorado 3.2% 3/1/50	110,000	112,440
Public Service Electric & Gas Co. 3% 5/15/25	220,000	229,366
Southern Co. 3.25% 7/1/26	765,000	793,284
Tampa Electric Co. 4.45% 6/15/49	140,000	169,115
Virginia Electric & Power Co.:
3.8% 4/1/28	90,000	98,123
3.8% 9/15/47	60,000	65,486
4.6% 12/1/48	208,000	256,191
Xcel Energy, Inc. 3.35% 12/1/26	316,000	331,276
		4,755,874
Gas Utilities - 0.1%
Dominion Gas Holdings LLC:
2.5% 11/15/24	80,000	80,179
3.9% 11/15/49	90,000	90,386
		170,565
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 3.25% 4/15/28	250,000	263,131
CenterPoint Energy, Inc. 2.5% 9/1/22	29,000	29,194
Consolidated Edison Co. of New York, Inc.:
4.5% 5/15/58	120,000	141,562
4.65% 12/1/48	80,000	98,666
DTE Energy Co. 3.8% 3/15/27	90,000	95,849
NiSource, Inc. 3.49% 5/15/27	442,000	463,388
Public Service Enterprise Group, Inc. 2.65% 11/15/22	80,000	81,146
Sempra Energy:
3.4% 2/1/28	50,000	51,754
3.8% 2/1/38	270,000	278,216
4% 2/1/48	136,000	141,705
		1,644,611

TOTAL UTILITIES		6,571,050

TOTAL NONCONVERTIBLE BONDS
(Cost $95,773,222)		101,936,133

U.S. Government and Government Agency Obligations - 42.5%
U.S. Government Agency Obligations - 1.3%
Fannie Mae:
1.75% 7/2/24	$930,000	$932,865
2% 10/5/22	190,000	192,250
2.375% 1/19/23	655,000	669,511
2.875% 9/12/23	150,000	156,652
Federal Home Loan Bank:
1.5% 8/15/24	125,000	124,142
2% 9/9/22	200,000	201,763
2.5% 2/13/24	230,000	237,636
2.625% 10/1/20	1,100,000	1,108,588
3.25% 11/16/28	30,000	33,173
Freddie Mac:
1.375% 5/1/20	1,170,000	1,168,615
2.75% 6/19/23	50,000	51,919
Tennessee Valley Authority:
2.875% 2/1/27	145,000	153,765
4.25% 9/15/65	50,000	68,034

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		5,098,913

U.S. Treasury Obligations - 41.2%
U.S. Treasury Bonds:
2.25% 8/15/49	1,526,000	1,540,545
2.5% 2/15/45	216,000	228,243
2.5% 5/15/46	122,000	129,067
2.75% 11/15/42	306,000	337,090
2.75% 8/15/47	177,000	196,857
2.75% 11/15/47	157,000	174,724
2.875% 5/15/43	1,895,000	2,131,579
2.875% 8/15/45	269,000	304,348
2.875% 11/15/46	208,000	236,397
2.875% 5/15/49	754,000	863,447
3% 5/15/42	113,000	129,526
3% 11/15/44	298,000	343,759
3% 5/15/45	1,597,000	1,845,907
3% 11/15/45	359,000	415,921
3% 2/15/47	314,000	365,577
3% 5/15/47	197,000	229,359
3% 2/15/48	121,000	141,130
3% 8/15/48	188,000	219,666
3% 2/15/49	1,319,000	1,544,209
3.125% 11/15/41	130,000	151,795
3.125% 2/15/42	166,000	193,928
3.125% 2/15/43	841,000	984,331
3.125% 8/15/44	1,897,000	2,231,494
3.125% 5/15/48	48,000	57,338
3.375% 5/15/44	1,386,000	1,695,360
3.375% 11/15/48	68,000	85,082
3.625% 8/15/43	86,000	108,837
3.625% 2/15/44	1,310,000	1,662,523
3.75% 8/15/41	225,000	287,183
3.75% 11/15/43	6,076,000	7,843,499
3.875% 8/15/40	126,000	163,096
4.375% 2/15/38	81,000	110,217
4.375% 11/15/39	5,000	6,866
4.375% 5/15/41	2,101,000	2,908,818
4.5% 2/15/36	111,000	150,388
4.5% 5/15/38	69,000	95,438
5% 5/15/37	1,496,000	2,166,512
U.S. Treasury Notes:
1.125% 7/31/21	313,000	310,200
1.125% 9/30/21	549,000	543,810
1.25% 8/31/24	3,036,000	2,984,293
1.375% 2/15/20	671,000	670,502
1.375% 9/15/20	57,000	56,869
1.375% 9/30/20	1,000	998
1.375% 10/15/22	217,000	215,576
1.375% 8/31/26	648,000	633,597
1.5% 4/15/20	70,000	69,962
1.5% 5/15/20	370,000	369,725
1.5% 6/15/20	204,000	203,865
1.5% 7/15/20	575,000	574,416
1.5% 8/15/20	119,000	118,861
1.5% 8/31/21	2,486,000	2,479,008
1.5% 9/30/21	2,622,000	2,615,343
1.5% 10/31/21	3,510,000	3,501,636
1.5% 8/15/22	739,000	736,950
1.5% 9/30/24	2,662,000	2,645,570
1.5% 10/31/24	1,365,000	1,356,469
1.5% 8/15/26	283,000	278,998
1.625% 3/15/20	336,000	335,934
1.625% 10/15/20	301,000	300,847
1.625% 6/30/21	3,498,000	3,495,677
1.625% 2/15/26	2,793,000	2,779,035
1.625% 9/30/26	1,345,000	1,336,121
1.625% 8/15/29	2,223,000	2,190,002
1.75% 11/15/20	220,000	220,112
1.75% 7/31/21	2,828,000	2,831,756
1.75% 5/31/22	130,000	130,452
1.75% 6/30/22	728,000	730,901
1.75% 6/30/24	1,417,000	1,424,472
1.75% 7/31/24	1,867,000	1,876,918
1.875% 12/31/19	67,000	67,006
1.875% 12/15/20	388,000	388,682
1.875% 2/28/22	1,430,000	1,437,764
1.875% 3/31/22	1,271,000	1,278,447
1.875% 7/31/22	151,000	152,050
1.875% 8/31/24	501,000	506,538
1.875% 7/31/26	800,000	807,563
2% 1/31/20	4,000	4,002
2% 9/30/20	67,000	67,175
2% 11/30/22	552,000	558,296
2% 5/31/24	5,025,000	5,106,656
2% 6/30/24	210,000	213,363
2% 11/15/26	425,000	432,670
2.125% 5/31/21	1,654,000	1,664,984
2.125% 5/15/22	1,341,000	1,357,186
2.125% 12/31/22	210,000	213,289
2.125% 2/29/24	551,000	562,106
2.125% 3/31/24	612,000	624,575
2.125% 7/31/24	150,000	153,293
2.125% 11/30/24	320,000	327,363
2.125% 5/31/26	913,000	935,611
2.25% 2/15/21	576,000	579,735
2.25% 3/31/21	1,198,000	1,206,798
2.25% 4/30/21	2,739,000	2,760,291
2.25% 4/15/22	396,000	401,801
2.25% 12/31/23	3,883,000	3,979,165
2.25% 4/30/24	3,658,000	3,754,165
2.25% 12/31/24	30,000	30,870
2.25% 2/15/27	817,000	845,818
2.25% 8/15/27	2,238,000	2,320,439
2.25% 11/15/27	1,230,000	1,276,221
2.375% 4/30/20	520,000	521,463
2.375% 3/15/21	190,000	191,655
2.375% 4/15/21	1,159,000	1,169,594
2.375% 3/15/22	3,228,000	3,283,986
2.375% 1/31/23	86,000	88,012
2.375% 2/29/24	2,090,000	2,153,353
2.375% 5/15/27	1,576,000	1,646,982
2.375% 5/15/29	2,224,000	2,337,633
2.5% 6/30/20	292,000	293,403
2.5% 12/31/20	736,000	742,210
2.5% 1/31/21	200,000	201,820
2.5% 2/28/21	776,000	783,548
2.5% 1/15/22	406,000	413,359
2.5% 2/15/22	1,815,000	1,849,102
2.5% 3/31/23	1,659,000	1,706,826
2.5% 1/31/24	3,479,000	3,600,086
2.5% 1/31/25	37,000	38,539
2.5% 2/28/26	273,000	285,744
2.625% 5/15/21	2,550,000	2,584,266
2.625% 6/15/21	617,000	625,749
2.625% 7/15/21	1,067,000	1,083,047
2.625% 12/15/21	2,737,000	2,791,954
2.625% 2/28/23	1,495,000	1,542,595
2.625% 6/30/23	2,011,000	2,081,385
2.625% 12/31/23	2,853,000	2,965,114
2.625% 12/31/25	118,000	124,264
2.625% 1/31/26	420,000	442,509
2.625% 2/15/29	915,000	980,801
2.75% 9/30/20	160,000	161,394
2.75% 11/30/20	382,000	385,954
2.75% 9/15/21	698,000	711,306
2.75% 4/30/23	1,347,000	1,397,460
2.75% 5/31/23	1,025,000	1,064,318
2.75% 7/31/23	1,141,000	1,186,595
2.75% 8/31/23	738,000	768,183
2.75% 2/28/25	280,000	295,356
2.75% 6/30/25	237,000	250,498
2.75% 8/31/25	304,000	321,599
2.75% 2/15/28	629,000	677,060
2.875% 10/31/20	1,000	1,011
2.875% 10/15/21	925,000	945,668
2.875% 11/15/21	1,335,000	1,366,446
2.875% 10/31/23	698,000	730,882
2.875% 11/30/23	1,156,000	1,211,587
2.875% 4/30/25	81,000	86,044
2.875% 7/31/25	258,000	274,599
2.875% 11/30/25	288,000	307,249
2.875% 5/15/28	1,116,000	1,213,999
2.875% 8/15/28	2,510,000	2,734,429
3% 10/31/25	535,000	574,143
3.125% 11/15/28	1,700,000	1,890,254

TOTAL U.S. TREASURY OBLIGATIONS		159,397,886

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $158,459,187)		164,496,799

U.S. Government Agency - Mortgage Securities - 26.7%
Fannie Mae - 12.3%
2.5% 8/1/31 to 9/1/49	4,170,197	4,210,322
3% 10/1/23 to 10/1/49	14,081,622	14,428,264
3.5% 6/1/21 to 7/1/49	10,686,956	11,108,476
4% 11/1/33 to 4/1/49	11,009,092	11,548,823
4.5% 2/1/47 to 3/1/49	3,639,735	3,851,956
5% 4/1/25 to 10/1/49	1,258,034	1,351,189
5.5% 9/1/40 to 5/1/49	1,141,848	1,245,178

TOTAL FANNIE MAE		47,744,208

Freddie Mac - 5.5%
2.5% 6/1/31 to 9/1/34	374,501	379,008
3% 11/1/30 to 12/1/49	4,518,144	4,631,388
3.5% 10/1/27 to 9/1/49	9,793,578	10,112,000
4% 9/1/45 to 4/1/49	3,645,750	3,817,430
4% 4/1/48	18,122	18,934
4.5% 12/1/48 to 5/1/49	1,813,714	1,906,757
5% 2/1/49 to 5/1/49	449,006	479,468

TOTAL FREDDIE MAC		21,344,985

Ginnie Mae - 7.7%
2.5% 3/20/47 to 11/20/49	231,397	233,379
2.5% 12/1/49 (d)	100,000	100,711
3% 7/20/42 to 1/20/48	5,301,752	5,470,543
3% 12/1/49 (d)	650,000	668,027
3% 12/1/49 (d)	550,000	565,254
3% 12/1/49 (d)	600,000	616,641
3.5% 2/20/46 to 3/20/49	9,963,050	10,378,094
3.5% 12/1/49 (d)	500,000	516,758
4% 12/20/45 to 1/20/49	5,179,940	5,407,087
4% 12/1/49 (d)	600,000	623,016
4% 12/1/49 (d)	400,000	415,344
4.5% 6/20/45 to 3/20/49	2,879,165	3,029,368
4.5% 12/1/49 (d)	100,000	104,500
5% 11/20/45 to 2/20/49	1,023,561	1,089,723
5% 12/1/49 (d)	100,000	105,414
5.5% 12/20/44 to 10/20/48	183,580	202,088
5.5% 12/1/49 (d)	100,000	105,563

TOTAL GINNIE MAE		29,631,510

Uniform Mortgage Backed Securities - 1.2%
2.5% 12/1/34 (d)	500,000	504,414
2.5% 12/1/49 (d)	200,000	198,000
3% 12/1/34 (d)	200,000	204,688
3% 12/1/49 (d)	1,300,000	1,318,383
3.5% 12/1/34 (d)	100,000	103,617
3.5% 12/1/49 (d)	900,000	923,906
4% 12/1/34 (d)	100,000	104,277
4% 12/1/49 (d)	600,000	622,500
4.5% 12/1/49 (d)	400,000	420,219
5% 12/1/49 (d)	100,000	106,820
5.5% 12/1/49 (d)	100,000	107,781

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		4,614,605

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $101,111,987)		103,335,308

Asset-Backed Securities - 0.2%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$100,000	$99,962
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	100,000	101,453
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6, 3.21% 12/7/24	200,000	207,434
Discover Card Master Trust Series 2018-A1 Class A1, 3.03% 8/15/25	100,000	103,465
Ford Credit Floorplan Master Owner Trust:
Series 2018-2 Class A, 3.17% 3/15/25	50,000	51,570
Series 2018-4 Class A, 4.06% 11/15/30	60,000	66,135
TOTAL ASSET-BACKED SECURITIES
(Cost $609,909)		630,019

Commercial Mortgage Securities - 1.6%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	280,000	294,653
Benchmark Mortgage Trust:
Series 2019-B12 Class A5, 3.1156% 8/15/52	235,000	245,254
Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	178,407
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	521,708
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	502,995
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	44,568	47,338
Series 2014-LC15 Class A4, 4.006% 4/10/47	50,000	53,376
Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	205,388
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	202,170
Class A5, 3.0161% 9/15/52	200,000	206,042
Freddie Mac:
sequential payer Series K057 Class A2, 2.57% 7/25/26	330,000	339,607
Series 2017-K727 Class A2, 2.946% 7/25/24	60,000	62,020
Series K-1510 Class A2, 3.718% 1/25/31	165,000	185,625
Series K064 Class A2, 3.224% 3/25/27	250,000	266,979
Series K068 Class A2, 3.244% 8/25/27	570,000	610,403
Series K094 Class A2, 2.903% 6/25/29	430,000	454,005
Series K730 Class A2, 3.59% 1/25/25	50,000	53,207
GS Mortgage Securities Trust sequential payer Series 2014-GC26 Class A4, 3.364% 11/10/47	340,000	356,103
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	53,187
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	424,303
Morgan Stanley BAML Trust sequential payer Series 2013-C11 Class A4, 4.2987% 8/15/46 (b)	160,000	170,368
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	204,446
Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	271,232
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	370,000	380,130
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,007,297)		6,288,946

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	271,162
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	$160,000	$259,634
Series 2018, 3.5% 4/1/28	175,000	190,740
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	20,000	20,223
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	179,924
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	190,456
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	218,611
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	187,456
Port Auth. of New York & New Jersey Series 180, 4.96% 8/1/46	70,000	93,034
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	204,125
TOTAL MUNICIPAL SECURITIES
(Cost $1,632,188)		1,815,365

Foreign Government and Government Agency Obligations - 1.8%
Alberta Province:
2.95% 1/23/24	$120,000	$125,226
3.3% 3/15/28	225,000	245,774
Canadian Government 2% 11/15/22	155,000	156,471
Chilean Republic 3.24% 2/6/28	200,000	211,125
Colombian Republic:
3.875% 4/25/27	200,000	210,438
4.5% 3/15/29	200,000	220,000
8.125% 5/21/24	275,000	336,703
11.75% 2/25/20	220,000	225,156
Hungarian Republic:
5.375% 3/25/24	140,000	158,025
7.625% 3/29/41	60,000	97,950
Indonesian Republic 4.45% 2/11/24	200,000	215,250
Italian Republic 2.375% 10/17/24	400,000	391,596
Manitoba Province 2.6% 4/16/24	870,000	896,961
Ontario Province:
2.3% 6/15/26	70,000	71,402
2.4% 2/8/22	100,000	101,326
2.5% 4/27/26	300,000	309,537
3.05% 1/29/24	100,000	104,769
Panamanian Republic:
4.5% 4/16/50	200,000	235,125
6.7% 1/26/36	70,000	98,503
Peruvian Republic 6.55% 3/14/37	150,000	218,297
Philippine Republic:
3% 2/1/28	200,000	207,890
9.5% 2/2/30	70,000	111,880
Polish Government 5% 3/23/22	130,000	139,466
Province of Quebec:
2.5% 4/9/24	130,000	133,804
2.75% 4/12/27	320,000	336,193
United Mexican States:
3.625% 3/15/22	150,000	154,969
3.75% 1/11/28	400,000	415,625
4.15% 3/28/27	200,000	213,625
4.5% 4/22/29	400,000	438,625
5.55% 1/21/45	50,000	60,922
Uruguay Republic 4.975% 4/20/55	110,000	129,422
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,624,942)		6,972,055

Supranational Obligations - 0.8%
African Development Bank 3% 9/20/23	80,000	83,807
Asian Development Bank:
1.5% 10/18/24	200,000	198,156
1.75% 9/13/22	83,000	83,172
2.5% 11/2/27	20,000	20,958
2.625% 1/30/24	430,000	445,800
European Investment Bank:
2% 12/15/22	118,000	119,122
2.25% 8/15/22	685,000	695,360
2.25% 6/24/24	210,000	215,279
3.125% 12/14/23	110,000	116,315
Inter-American Development Bank 4.375% 1/24/44	190,000	259,720
International Bank for Reconstruction & Development:
1.5% 8/28/24	90,000	89,115
1.875% 10/27/26	320,000	321,840
2.5% 3/19/24	300,000	309,782
2.75% 7/23/21	120,000	122,056
International Finance Corp.:
2.25% 1/25/21	50,000	50,284
2.875% 7/31/23	39,000	40,586
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,052,973)		3,171,352

Bank Notes - 0.2%
Bank of Nova Scotia 2.45% 9/19/22	374,000	379,271
Discover Bank 3.35% 2/6/23	250,000	257,630
RBS Citizens NA 3.75% 2/18/26	250,000	266,734
TOTAL BANK NOTES
(Cost $863,910)		903,635
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund 1.61% (e)
(Cost $2,606,059)	2,605,749	2,606,270
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $376,741,674)		392,155,882
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(4,934,592)
NET ASSETS - 100%		$387,221,290

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,680,469 or 1.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,443
Total	$21,443

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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